ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

May 30, 2017	Kathleen M. Nichols T +1 617 854 2418 F +1 617 235 0862 kathleen.nichols@ropesgray.com

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C.  20549

Re:                             Voya Separate Portfolios Trust (the “Registrant”) File Nos. 333-141111 and 811-22025

Dear Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the “1933 Act”) this is to certify that the Prospectuses and the Statements of Additional Information that would be filed pursuant to 497(c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A filed on May 24, 2017.

Please contact Jay Stamper at (480) 477-2660 or the undersigned at (617) 854-2418 if you have any questions or comments.

Very truly yours,

/s/ Kathleen M. Nichols
Kathleen M. Nichols

cc:	Kristen Freeman, Esq.
Paul A. Caldarelli, Esq.
Huey P. Falgout, Jr., Esq.
Elizabeth J. Reza, Esq.